Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers	[1]	$ 89,657	$ 67,217
Securities margin	[2]	4,268
Value-added tax (“VAT”) receivables		3,427	5,268
Advances to employees	[3]	1,569
Receivables from payment platforms	[4]	333	1,236
Prepaid financing expense	[5]		229
Others		473	296
Prepaid expenses and other current assets		99,727	74,246
Allowance for credit loss		(179)	(174)
Prepaid expenses and other current assets, net		$ 99,548	$ 74,072

[1]	The advances to suppliers are interest-free, unsecured, and expected to be utilized through offset against future payables upon receipt of goods or services within the next 12 months. Management regularly monitors supplier performance, credit risk, and potential indicators of impairment, and evaluates advances for recoverability if recovery becomes doubtful.
[2]	On April 21, 2025, May 15, 2025, and August 12, 2025, Shanghai Cuhong Auto Services Co., Ltd. (“Shanghai Cuhong”), a subsidiary of the Company, provided cash collateral of RMB14.6 million (approximately $2.1 million), RMB7.2 million (approximately $1.0 million) and RMB7.2 million (approximately $1.0 million), respectively, to Beijing Youhu Business Services Co., Ltd. (“Youhu”) under a guarantee agreement. The collateral was intended to secure margin loan obligations of Lu Ruixia, Yang Shuaiqi, Yang Dan and Guo Qingbao with Youhu’s related entities, Tiger Brokers (NZ) Limited and Tiger Brokers (HK) Global Limited. The amount is refundable only when such third parties have fully satisfied and complied with any additional margin requirements. The Group expects that the amount will be recovered by the first quarter of 2027.
[3]	It represented advances to employees for the group’s daily operation. The Group expects that the amount will be recovered by the first quarter of 2027.
[4]	Third-party payment platform receivable represents customer payments collected through online payment platform that have not yet been remitted to the group’s bank accounts as of June 30, 2026.
[5]	It represented prepaid financing expense related to issuance of GEM Warrants. As of June 30, 2026, the prepaid financing expense related to the GEM Warrants had been fully amortized, as the GEM Warrants expired on May 17, 2026 pursuant to the GEM Purchase Agreement. (See Note 13)